Business Combination - Schedule of Purchase Consideration Allocated to Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Purchase Consideration Allocated to Assets Acquired and Liabilities Assumed [Line Items]
Total fair value of consideration transferred	$ 1,996,488
Identifiable assets acquired and liabilities assumed
Cash	26,345
Customer Relationship	1,231,322
Deferred tax liability	(258,577)
Goodwill	997,398
Total	1,996,488
Contingent Shares [Member]
Schedule of Purchase Consideration Allocated to Assets Acquired and Liabilities Assumed [Line Items]
Total fair value of consideration transferred	1,943,100
Contingent Warrants [Member]
Schedule of Purchase Consideration Allocated to Assets Acquired and Liabilities Assumed [Line Items]
Total fair value of consideration transferred	$ 53,388